Finance Result - Schedule of Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest expense - loans	€ (86,215)	€ (117,564)	€ (80,219)
Interest expenses - TRA	(12,975)
Interest expense - leases	(9,402)	(5,721)	(2,417)
Amortization of transaction costs	(28,409)	(6,150)	(6,102)
Reclassification from OCI to profit or loss from cash flow hedge	(2,665)	(272)
Change in FV of senior notes derivative asset	3,814	18,561	(25,371)
Interest income - bank	8,036	2,397	90
Other	516	1,713	1,516
Finance cost, net	€ (127,300)	€ (107,036)	€ (112,503)